Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 24, 2024	Oct. 31, 2023	Oct. 17, 2023	Apr. 05, 2023	Apr. 27, 2021
Related Party Transactions [Line Items]
Selling, general and administrative expense	$ 120,000	$ 120,000
Payments to related parties	0
Working Capital Loans Warrant [Member]
Related Party Transactions [Line Items]
Loan conversion agreement warrant	$ 1,500,000
Price of warrant (in Dollars per share)	$ 1
Working capital loan	$ 0	0
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount						$ 1,500,000
Debt instrument, interest rate, stated percentage						0.00%
October 2023 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount					$ 2,500,000
Debt instrument, interest rate, stated percentage				0.00%
Long-term debt, gross	1,612,398
Forecast [Member] | January 2024 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount			$ 750,000
Debt instrument, interest rate, stated percentage			0.00%
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party	75,000	0
Aggregate amount for due to related party	339,193	144,193
Sponsor [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid	10,000
Promissory Notes with Related Party [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Borrowed amount							262,268
Outstanding balance of related party note							$ 90,922
Outstanding amount	171,346	171,346
Office Space Secretarial and Administrative Services [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount for due to related party	$ 264,193	$ 144,193